Property, plant and equipment - Materials (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	$ 23,165	$ 17,963
Purchases	9,905	9,632	$ 6,396
Additions	(316)	(383)	(199)
Property, plant and equipment at end of period	28,538	23,165	17,963
Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	61,157	51,149
Purchases		9,632
Currency translation adjustments		1,430
Property, plant and equipment at end of period		61,157	51,149
Gross carrying value | Materials
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	1,629	1,652
Increase for Tuves Paraguay acquisition	72
Purchases	5,133	3,647
Disposal for maintenance	(1,125)	(507)
Transfers to CAPEX	(3,700)	(3,173)
Currency translation adjustments	15	10
Property, plant and equipment at end of period	2,024	1,629	1,652
Accumulated impairment | Materials
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of period	(68)	(52)
Additions	(94)	(16)
Decrease	18
Property, plant and equipment at end of period	$ (144)	$ (68)	$ (52)